Derivatives - Nominal amounts and fair values of trading and hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2018	12/31/2019

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,093	3,865
Chicago Mercantile Exchange	Cash	1,297	1,286
Foreign financial institutions	Cash	299	2

		3,689	5,153

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2018	12/31/2019

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	20,597	7,536
Foreign financial institutions	Cash	8,911	6,764
		29,508	14,300
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	4,438	3,121
Foreign financial institutions (*)	Bonds	1,796	1,351
		6,234	4,472

Schedule of collateral received

		12/31/2018	12/31/2019

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	5,288	5,174
Foreign financial institutions	Cash	37,192	11,527
Other	Cash	—	58
		42,480	16,759

		12/31/2018	12/31/2019

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	4,044	5,736
		4,044	5,736

Trading derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2018		12/31/2019
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	5,735	—	14,202	—
Interest Rate Futures	—	—	—	—
Market Index Futures	462	—	79	—

Forwards:
Foreign Currency Forwards	237,127	5,988	199,493	6,551
Foreign Exchange (Spot)	41,423	110	36,973	73
Market Index Forwards	11,768	839	651	6

Options:
Foreign Currency Options	87,616	1,504	57,808	1,606
Interest Rate Options	142,477	971	140,813	474
Market Index Options	4,141	303	1,122	201
Equity Options	117	5	—	—

Swaps:
IRS	2,795,454	70,607	3,296,209	76,165
Equity Swaps	—	16	—	12
CCS	395,656	73,384	385,855	59,393
Total Trading	3,721,976	153,727	4,133,205	144,481

Hedging derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2018		12/31/2019
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	—	—	11,311	118
CCS	10,289	2,912	10,704	1,690
Foreign Currency Forwards	14,041	345	10,698	409

Fair value hedge:
IRS	1,200	14	3,600	246
CCS	28,489	5,122	31,874	5,060
Total Hedging	54,019	8,393	68,187	7,523
Total Financial Derivatives Liability	3,775,995	162,120	4,201,392	152,004

Trading derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2018		12/31/2019
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	2,537	—	—	—
Interest Rate Futures	—	—	—	—
Market Index Futures	426	—	4,144	—

Forwards:
Foreign Currency Forwards	237,777	7,127	209,085	8,769
Foreign Exchange (Spot)	62,701	80	18,630	32
Interest Rate Forwards	—	—	—	—
Equity Forwards	11,770	936	341	—

Options:
Foreign Currency Options	87,711	1,236	50,940	1,052
Interest Rate Options	132,484	1,450	111,940	421
Market Index Options	2,950	67	1,828	212
Equity Options	148	3	43	—

Swaps:
IRS	2,803,464	69,819	3,353,662	80,078
Equity Swaps	1,008	59	628	10
CCS	435,698	74,176	442,402	61,173
Total Trading	3,778,674	154,953	4,193,643	151,747

Hedging derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2018		12/31/2019
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	4,000	111	—	—
CCS	13,609	4,798	11,177	3,843
Foreign Currency Forwards	59,619	4,174	59,417	4,488

Fair value hedge:
IRS	8,416	157	53,882	719
CCS	1,492	45	3,868	206
Total Hedging	87,136	9,285	128,344	9,256
Total Financial Derivatives Asset	3,865,810	164,238	4,321,987	161,003